Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 26, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The following table presents the change in goodwill for our single reporting unit during the periods presented (in thousands):

Balance as of December 27, 2014	$60,635
Effect of currency translation	(2,004)
Balance as of December 26, 2015	$58,631

Schedule of Finite-Lived Intangible Assets
The following table presents the detail of intangible assets for the periods presented (dollars in thousands):

	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Weighted-Average Remaining Life (Years)
December 26, 2015
Indefinite lived intangibles	$242	$—	$242	N/A
Trademarks and trade names	4,417	(4,133)	284	3.5
Proprietary software	4,751	(3,802)	949	1.6
Website	50	(44)	6	0.6
Training materials	30	(30)	—	0.0
Non-compete agreements	130	(111)	19	1.6
Leasehold interests	170	(86)	84	3.4
Caregiver relationships	285	(285)	—	0.0
Customer relationships	8,782	(6,977)	1,805	3.1
Total	$18,857	$(15,468)	$3,389

December 27, 2014
Indefinite lived intangibles	$242	$—	$242	N/A
Trademarks and trade names	4,481	(3,377)	1,104	2.0
Proprietary software	4,942	(3,351)	1,591	2.5
Website	50	(34)	16	1.6
Training materials	30	(20)	10	1.0
Non-compete agreements	137	(94)	43	2.0
Leasehold interests	170	(61)	109	4.4
Caregiver relationships	312	(252)	60	0.7
Customer relationships	8,857	(4,967)	3,890	2.9
Total	$19,221	$(12,156)	$7,065

Schedule of Indefinite-Lived Intangible Assets
The following table presents the detail of intangible assets for the periods presented (dollars in thousands):

	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Weighted-Average Remaining Life (Years)
December 26, 2015
Indefinite lived intangibles	$242	$—	$242	N/A
Trademarks and trade names	4,417	(4,133)	284	3.5
Proprietary software	4,751	(3,802)	949	1.6
Website	50	(44)	6	0.6
Training materials	30	(30)	—	0.0
Non-compete agreements	130	(111)	19	1.6
Leasehold interests	170	(86)	84	3.4
Caregiver relationships	285	(285)	—	0.0
Customer relationships	8,782	(6,977)	1,805	3.1
Total	$18,857	$(15,468)	$3,389

December 27, 2014
Indefinite lived intangibles	$242	$—	$242	N/A
Trademarks and trade names	4,481	(3,377)	1,104	2.0
Proprietary software	4,942	(3,351)	1,591	2.5
Website	50	(34)	16	1.6
Training materials	30	(20)	10	1.0
Non-compete agreements	137	(94)	43	2.0
Leasehold interests	170	(61)	109	4.4
Caregiver relationships	312	(252)	60	0.7
Customer relationships	8,857	(4,967)	3,890	2.9
Total	$19,221	$(12,156)	$7,065

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
As of December 26, 2015, the estimated future amortization expense related to current intangible assets for future fiscal years was as follows (in thousands):

2016	$1,951
2017	547
2018	202
2019	145
2020	96
Thereafter	206
Total	$3,147